Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Schedule of reportable business segments
	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
Revenues:
C-Bond	$80,878	$252,940	$370,198	$356,770
Mobile Tint	593,640	-	593,640	-
	674,518	252,940	963,838	356,770
Depreciation and amortization:
C-Bond	2,472	2,655	7,417	11,141
Mobile Tint	26,461	-	26,461	-
	28,933	2,655	33,878	11,141
Interest expense:
C-Bond	-	34	1,372	307
Mobile Tint	1,253	-	1,253	-
Other (a)	28,647	274,932	70,824	732,240
	29,900	274,966	73,449	732,547
Net (loss) income:
C-Bond	(325,016)	(478,924)	(1,304,798)	(1,846,709
Mobile Tint	170,753	-	170,753	-
Other (a)	(336,514)	959,320	(4,799,730)	(773,043)
	$(490,777)	$480,396	$(5,933,775)	$(2,619,752)

Schedule of identifiable long-lived tangible assets
	September 30, 2021	December 31, 2020
Identifiable long-lived tangible assets on September 30, 2021 and December 31, 2020 by segment
C-Bond	$11,266	$18,683
Mobile Tint	134,404	-
	$145,670	$18,683